Risk management - Regulatory capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk management
Subscribed capital	€ 8,670	€ 8,670	€ 8,309	€ 8,118
Share premium account	47,979	52,013	52,446
Reserves	56,606	62,777	56,526
Treasury shares	(894)	(69)	(31)
Attributable profit	8,124	(8,771)	6,515
Approved dividends	(836)	0	(1,662)
Total equity attributable to owners of parent	119,649	114,620	122,103
Valuation adjustments	(32,719)	(33,144)	(22,032)
Non-controlling interests	10,123	9,846	10,588
TOTAL EQUITY	97,053	91,322	110,659	€ 106,970
Goodwill and intangible assets	(16,132)	(15,711)	(28,478)
Eligible preference shares and preferred securities	10,050	9,102	9,039
Accrued dividend	(895)	(478)	(1,761)
Other adjustments	(7,624)	(5,734)	(9,923)
Tier I (Phase-in)	€ 82,452	€ 78,501	€ 79,536
Ordinary profit assumption (in percentage)	20.00%